Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Consolidated
	30 June 2025	30 June 2024
	$	$
Non-current assets
Trade Secrets and Patents– at cost	23,857,306	23,857,306
Less: Accumulated amortisation	(4,827,042)	(3,634,171)
Net carrying value	19,030,264	20,223,135
Patents and trademarks - at cost	234,289	89,268
Add: Additions	639,117	145,021
Less: Accumulated amortisation	(45,697)	(19,465)
Net carrying value	827,709	214,823
	19,857,973	20,437,958

Schedule of Reconciliations of the Written Down Values

Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Trade Secrets	Patents & trademarks	Total
	$	$	$
Consolidated
Balance at 1 July 2023	21,416,006	77,655	21,493,661
Additions	-	145,021	145,021
Amortisation expense	(1,192,871)	(7,853)	(1,200,724)

Balance at 30 June 2024	20,223,135	214,823	20,437,958
Additions	-	639,117	639,117
Amortisation expense	(1,192,870)	(26,232)	(1,219,102)

Balance at 30 June 2025	19,030,265	827,708	19,857,973